Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000106452 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JULAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 20.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	20.72%	8.10%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009055 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R5
Trading Symbol	JTLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 20.64% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	20.64%	8.06%	11.19%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009054 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R4
Trading Symbol	JSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	20.46%	7.85%	10.98%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113497 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class R2
Trading Symbol	JQLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 20.09% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	20.09%	7.57%	10.69%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155628 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class I
Trading Symbol	JTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 20.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	20.61%	8.01%	11.13%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009052 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class C
Trading Symbol	JCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 19.41% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	18.41%	6.91%	10.02%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	19.41%	6.91%	10.02%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009050 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class A
Trading Symbol	JALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 20.18% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	14.79%	6.68%	10.29%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	20.18%	7.67%	10.80%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009056 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 20.67% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	20.67%	8.07%	11.20%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,275,684,137
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,418,232
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009068 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 1
Trading Symbol	JILBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 13.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	13.91%	5.56%	8.06%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class 5
Trading Symbol	JHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 14.03% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	14.03%	5.62%	8.11%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009062 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class A
Trading Symbol	JALBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 13.51% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	8.44%	4.22%	7.17%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	13.51%	5.18%	7.67%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009064 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class C
Trading Symbol	JCLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 12.72% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	11.72%	4.46%	6.91%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	12.72%	4.46%	6.91%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155629 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class I
Trading Symbol	JTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 13.92% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	13.92%	5.51%	7.99%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113498 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R2
Trading Symbol	JQLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 13.51% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	13.51%	5.10%	7.58%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009066 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R4
Trading Symbol	JSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 13.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	13.69%	5.36%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009067 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R5
Trading Symbol	JTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 13.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	13.91%	5.57%	8.05%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106453 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Balanced Portfolio
Class Name	Class R6
Trading Symbol	JULBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 14.03% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	14.03%	5.62%	8.10%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 7,077,903,528
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,209,056
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106454 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R6
Trading Symbol	JULCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.43% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.43%	2.99%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R5
Trading Symbol	JTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.28%	2.92%	4.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009075 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R4
Trading Symbol	JSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 6.08% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	6.08%	2.72%	4.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113499 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class R2
Trading Symbol	JQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 5.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.91%	2.49%	3.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155630 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class I
Trading Symbol	JTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.31% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.31%	2.88%	4.24%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009073 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class C
Trading Symbol	JCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$134	1.31%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 5.25% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	4.25%	1.86%	3.19%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	5.25%	1.86%	3.19%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009071 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class A
Trading Symbol	JALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 5.98% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	1.21%	1.63%	3.44%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	5.98%	2.57%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Conservative Portfolio
Class Name	Class 1
Trading Symbol	JILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.38%	2.95%	4.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,422,833,140
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,431,019
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009086 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 1
Trading Symbol	JILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 17.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	17.72%	7.09%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034076 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class 5
Trading Symbol	JHLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 17.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	17.90%	7.15%	9.88%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009080 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class A
Trading Symbol	JALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 17.43% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	12.16%	5.74%	8.93%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	17.43%	6.72%	9.43%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009082 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class C
Trading Symbol	JCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$133	1.23%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 16.55% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	15.55%	5.97%	8.66%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	16.55%	5.97%	8.66%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155631 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class I
Trading Symbol	JTGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 17.77% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	17.77%	7.03%	9.76%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113500 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R2
Trading Symbol	JQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 17.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	17.28%	6.62%	9.33%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009084 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R4
Trading Symbol	JSLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 17.55% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	17.55%	6.88%	9.59%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009085 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R5
Trading Symbol	JTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 17.82% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	17.82%	7.10%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106455 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Growth Portfolio
Class Name	Class R6
Trading Symbol	JULGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 17.84% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	17.84%	7.14%	9.87%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 8,421,057,018
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,904,648
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106456 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R6
Trading Symbol	JULMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 10.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	10.20%	4.30%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009104 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R5
Trading Symbol	JTLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	10.12%	4.25%	6.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009103 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R4
Trading Symbol	JSLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 9.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	9.90%	4.05%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113501 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class R2
Trading Symbol	JQLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 9.67% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	9.67%	3.80%	5.68%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000155632 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class I
Trading Symbol	JTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 9.98% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	9.98%	4.18%	6.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009101 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class C
Trading Symbol	JCLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$134	1.28%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 9.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	8.00%	3.16%	5.02%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	9.00%	3.16%	5.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009099 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class A
Trading Symbol	JALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 9.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	4.83%	2.94%	5.29%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	9.73%	3.89%	5.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000034077 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 5
Trading Symbol	JHLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	10.12%	4.31%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000009105 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager Lifestyle Moderate Portfolio
Class Name	Class 1
Trading Symbol	JILMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	10.12%	4.27%	6.16%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,931,239,996
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,651,643
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037309 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 8.50% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	8.50%	4.04%	5.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,722,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037307 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 8.13% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	2.68%	2.59%	4.95%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	8.13%	3.66%	5.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 103,722,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153956 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 8.44% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	8.44%	3.97%	5.81%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 103,722,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113503 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 7.92% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	7.92%	3.58%	5.41%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 103,722,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106459 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 8.55% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	8.55%	4.08%	5.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 103,722,439
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106460 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 9.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	9.69%	4.31%	6.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037339 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 9.66% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	9.66%	4.22%	6.38%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037338 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 9.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	9.41%	4.15%	6.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113504 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 9.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	9.11%	3.77%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153957 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 9.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	9.46%	4.16%	6.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037330 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 9.26% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	3.77%	2.83%	5.47%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	9.26%	3.88%	6.01%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037340 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 9.53% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	9.53%	4.25%	6.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 156,355,554
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037351 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 10.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	10.91%	4.45%	7.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037341 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 10.50% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	4.94%	3.02%	6.10%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	10.50%	4.08%	6.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153958 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 10.80% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	10.80%	4.41%	6.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113505 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 10.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	10.36%	3.99%	6.55%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037349 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 10.63% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	10.63%	4.23%	6.81%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037350 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 10.78% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	10.78%	4.44%	7.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106461 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 10.87% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	10.87%	4.49%	7.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 334,617,817
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106462 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 12.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	12.20%	4.81%	7.93%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037361 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 12.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	12.13%	4.75%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037360 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 11.88% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	11.88%	4.55%	7.66%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113506 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 11.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	11.69%	4.29%	7.40%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153959 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 12.14% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	12.14%	4.70%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037352 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 11.65% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	6.06%	3.30%	6.93%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	11.65%	4.36%	7.48%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037362 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 12.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	12.13%	4.76%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 650,919,838
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037373 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 14.21% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	14.21%	5.53%	8.88%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037363 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 13.75% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	8.10%	4.07%	7.92%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	13.75%	5.15%	8.48%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153960 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	14.11%	5.46%	8.81%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113507 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 13.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	13.61%	5.05%	8.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037371 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 13.93% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	13.93%	5.30%	8.64%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037372 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	14.11%	5.50%	8.86%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106463 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 14.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	14.27%	5.57%	8.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,086,197,376
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106464 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 16.23% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	16.23%	6.40%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037383 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 16.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	16.25%	6.35%	9.76%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037382 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 16.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	16.00%	6.18%	9.55%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113508 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 15.74% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	15.74%	5.88%	9.27%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153961 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 16.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	16.20%	6.27%	9.68%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037374 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 15.77% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	9.97%	4.90%	8.82%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	15.77%	5.99%	9.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037384 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 16.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	16.25%	6.36%	9.78%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,190,623,703
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037395 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 17.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	17.89%	7.22%	10.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037385 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 17.49% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	11.63%	5.74%	9.62%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	17.49%	6.83%	10.19%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153962 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 17.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	17.90%	7.15%	10.52%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113509 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 17.51% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	17.51%	6.74%	10.09%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037393 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 17.74% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	17.74%	7.01%	10.37%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037394 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 17.94% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	17.94%	7.20%	10.58%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106465 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 17.97% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	17.97%	7.26%	10.63%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,058,913,843
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106466 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 19.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	19.41%	8.02%	11.16%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037405 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 19.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	19.36%	7.98%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037404 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 19.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	19.18%	7.76%	10.89%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113510 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 18.87% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	18.87%	7.50%	10.61%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153963 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 19.30% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	19.30%	7.90%	11.03%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037396 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 18.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	12.96%	6.49%	10.15%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	18.91%	7.59%	10.71%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037406 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 19.43% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	19.43%	7.98%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,024,345,141
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037417 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	20.46%	8.41%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037407 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 19.97% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	13.94%	6.92%	10.36%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	19.97%	8.02%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153964 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 20.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	20.38%	8.35%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113511 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 19.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	19.89%	7.92%	10.82%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037415 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 20.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	20.13%	8.18%	11.09%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037416 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	20.42%	8.42%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106467 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	20.46%	8.47%	11.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 697,641,979
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138477 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 20.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	20.41%	8.45%	11.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138476 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 20.35% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	20.35%	8.39%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138475 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 20.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	20.32%	8.31%	11.21%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138473 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 19.84% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	19.84%	7.90%	10.84%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153974 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 20.40% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	20.40%	8.34%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138479 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 19.99% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	14.01%	6.92%	10.35%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	19.99%	8.02%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138478 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 20.47% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	20.47%	8.41%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 482,927,299
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167626 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	20.42%	8.43%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167627 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JJERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 19.98% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	13.98%	6.93%	10.36%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	19.98%	8.03%	10.93%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167619 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JMENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	20.42%	8.39%	11.28%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167621 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JVIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 19.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	19.89%	7.94%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167623 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JROUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 20.17% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	20.17%	8.25%	11.18%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167624 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JGHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 20.37% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	20.37%	8.42%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167625 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	20.46%	8.47%	11.39%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 358,277,199
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221539 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 20.49% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	20.49%	8.50%	13.01%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221538 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 20.44% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	20.44%	8.47%	12.98%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221537 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 20.24% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	20.24%	8.34%	12.83%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221536 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 20.02% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	20.02%	8.15%	12.65%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221535 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 20.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	20.32%	8.37%	12.88%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221534 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 20.04% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	14.07%	6.96%	11.57%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	20.04%	8.06%	12.55%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221540 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	20.46%	8.45%	12.95%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,983,197
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259699 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JHOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX) returned 20.68% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	20.68%	27.16%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,753,053
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259695 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JHOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX) returned 20.24% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	14.26%	21.91%
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)—excluding sales charge	20.24%	26.65%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 12,753,053
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259698 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2070 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JHBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX) returned 20.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	20.72%	27.19%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 12,753,053
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.